Liabilities Presented At Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Liabilities Presented At Fair Value [Abstract]
Warrants to Purchase Preferred Shares
	Year ended December 31,
	2019	2018	2017
	Ordinary shares	Ordinary shares	Preferred F-2 shares

Risk-free interest rate	1.7%	2.5%	1.5%
Expected volatility	80%	80%	90%
Expected life (in years)	2.5	3.5	4.5
Expected dividend yield	0	0	0

Changes in the Fair Value of Warrants

Fair value of warrants to purchase Ordinary shares

Balance at December 31, 2017	10,300

Exercise of warrants	(3,851)
Revaluation of financial derivatives	17,600

Balance at December 31, 2018	24,049

Exercise of warrants	(2,924)
Revaluation of financial derivatives	(15,904)

Balance at December 31, 2019	$5,221